UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/03

Date of reporting period: 12/01/02 - 05/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
May 31, 2003

Merrill Lynch
U.S. Treasury
Money Fund

www.mlim.ml.com

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

DEAR SHAREHOLDER

For the six-month period ended May 31, 2003, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of .69%.* The Fund's 7-day yield as of May 31, 2003 was .58%.

The average portfolio maturity for Merrill Lynch U.S. Treasury Money Fund at May 31, 2003 was 55 days compared to 55 days as of November 30, 2002.

The Environment

During the six-month period ended May 31, 2003, U.S. economic activity slowed as consumer and business spending came to a standstill, threatened by the impending war with Iraq. Preliminary reports for the first quarter of 2003 estimated gross domestic product growth at 1.9%, representing only a modest improvement from an equally disappointing 1.4% figure for the fourth quarter of 2002. Employment data remained weak and corporations have been trimming expenses to achieve profitability, but few have seen top-line growth. The expected increase in business capital expenditures has not yet materialized, as there is still overcapacity in many sectors. Low mortgage rates supported the strength in the housing market, and mortgage refinancing provided consumers with some financial flexibility.

Most recently, the U.S. Treasury market has added to gains posted during the safe-haven trade in the first quarter of 2003. Yields across the maturity spectrum continue to establish new historical lows. Investors in the fixed income markets have begun to price in further rate cuts, as the Federal Reserve Board remains concerned about preventing deflation. Nonetheless, equity markets surged during the second quarter of 2003, encouraged by an accommodative monetary policy and the passage of President Bush's tax-cut plan. Consumer confidence, which had recently slumped, has currently begun to steadily increase, suggesting a recovery may be on the way.

Portfolio Matters

We have long relied on barbelling the portfolio, which emphasizes holding a majority of the Fund's assets under 30 days for liquidity and holding the balance of the assets longer (between nine months and 15 months) for incremental yield and price appreciation. In response to a weak economy, the Federal Reserve Board's stance toward providing liquidity has flattened the front end of the yield curve despite record issuance in both U.S. Treasury bills and notes. As yields have fallen to historically low levels, obtaining incremental yield has become increasingly difficult as the time frame to exceed financing levels is currently past the two-year sector.

Over the past few months, we exercised caution in adding longer-dated notes, as the risk/reward ratio seemed out of balance. While we would not rule out another easing of monetary policy by the Federal Reserve Board, we believe it was more prudent to limit any purchases to the six-month sector, when their yields were positive relative to the three-month sector. Also, recent additions to the Treasury calendar on the longer end have yet to steepen the yield curve to the extent that our involvement in that area seems warranted.

Looking ahead, we remain cautious as to the near-term direction of interest rates. We expect to add modestly to our longer-dated positions during backups, especially if their yield differential is too compelling to ignore.

In Conclusion

We thank you for your interest in Merrill Lynch U.S. Treasury Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Cindy V. Macaulay

Cindy V. Macaulay
Vice President and Portfolio Manager

June 12, 2003

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                                          Face               Interest              Maturity
Issue                                                    Amount                Rate*                 Date           Value
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations--100.1%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                     $ 2,500                1.285 %             6/05/2003       $ 2,500
                                                             92                1.25                6/05/2003            92
                                                          1,700                1.055               6/05/2003         1,700
                                                          3,700                1.05                6/05/2003         3,700
                                                            937                1.039               6/05/2003           936
                                                          1,703                1.225               6/12/2003         1,702
                                                          1,000                1.26                6/19/2003         1,000
                                                          1,700                1.225               6/19/2003         1,699
                                                             25                1.15                6/19/2003            25
                                                          3,470                1.1025              6/19/2003         3,469
                                                             17                1.11                6/19/2003            17
                                                          3,000                1.075               6/19/2003         2,998
                                                          6,000                1.065               6/19/2003         5,996
                                                          2,500                1.23                6/26/2003         2,498
                                                          2,000                1.165               6/26/2003         1,999
                                                          6,000                1.16                6/26/2003         5,995
                                                          1,963                1.16                7/03/2003         1,961
                                                          1,000                1.16                7/17/2003           999
                                                          1,488                1.1455              7/17/2003         1,486
                                                          9,000                1.145               7/17/2003         8,989
                                                          1,500                1.04                7/24/2003         1,498
                                                          4,259                1.075               7/24/2003         4,253
                                                          3,000                1.12                7/31/2003         2,995
                                                            250                1.0885              7/31/2003           249
                                                          2,500                1.075               7/31/2003         2,496
                                                            291                1.05                7/31/2003           291
                                                          1,000                1.045               7/31/2003           998
                                                          5,000                1.09                8/07/2003         4,990
                                                            660                1.081               8/07/2003           659
                                                            254                1.0715              8/07/2003           253
                                                          3,000                1.07                8/14/2003         2,993
                                                          5,000                1.0675              8/14/2003         4,989
                                                          2,000                1.175               8/21/2003         1,996
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                         800                2.75                9/30/2003           804
                                                            800                3.25               12/31/2003           810
                                                            400                3.625               3/31/2004           408
                                                            250                3.375               4/30/2004           255
                                                            250                2.875               6/30/2004           255
                                                            250                2.25                7/31/2004           253
                                                            600                2.125               8/31/2004           607
                                                            300                2.125              10/31/2004           304
                                                            300                1.625               3/31/2005           303
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost--$82,391) ..............................................................    82,420
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$82,391)--100.1% ......................................................................    82,420

Liabilities in Excess of Other Assets--(0.1)% ..................................................................       (49)
                                                                                                                   -------
Net Assets--100.0% .............................................................................................   $82,371
                                                                                                                   =======
--------------------------------------------------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of May 31, 2003

Assets:              Investments, at value (identified cost--$82,391,284*) ..............                      $  82,419,757
                     Cash ...............................................................                              1,301
                     Receivables:
                       Securities sold ..................................................    $   5,994,239
                       Interest .........................................................           27,733
                       Beneficial interest sold .........................................            3,700         6,025,672
                                                                                             -------------
                     Prepaid registration fees and other assets .........................                             28,159
                                                                                                               -------------
                     Total assets .......................................................                         88,474,889
                                                                                                               -------------
----------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Securities purchased .............................................                          5,995,362
                       Beneficial interest redeemed .....................................                             63,277
                       Distributor ......................................................                             31,612
                       Investment adviser ...............................................                              9,615
                       Other affiliates .................................................                              3,563
                                                                                                               -------------
                     Total liabilities ..................................................                          6,103,429
                                                                                                               -------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .........................................................                      $  82,371,460
                                                                                                               =============
----------------------------------------------------------------------------------------------------------------------------
Net Assets           Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ..................................................                      $   8,234,299
                     Paid-in capital in excess of par ...................................                         74,108,688
                     Unrealized appreciation on investments--net ........................                             28,473
                                                                                                               -------------
                     Net assets--Equivalent to $1.00 per share based on 82,342,987 shares
                     of beneficial interest outstanding .................................                      $  82,371,460
                                                                                                               =============
----------------------------------------------------------------------------------------------------------------------------

* As of May 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $28,473, of which $28,749 related to appreciated securities and $276 related to depreciated securities. The aggregate cost of investments at May 31, 2003 for Federal income tax purposes was $82,391,284.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

Statement of Operations

                                                                                       For the Six Months Ended May 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned ...........                      $     571,992
----------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...........................................    $     225,575
                     Distribution fees ..................................................           56,200
                     Professional fees ..................................................           41,239
                     Trustees' fees and expenses ........................................           19,361
                     Registration fees ..................................................           18,825
                     Accounting services ................................................           18,720
                     Printing and shareholder reports ...................................           13,345
                     Transfer agent fees ................................................            9,202
                     Custodian fees .....................................................            4,595
                     Pricing fees .......................................................              746
                     Other ..............................................................            5,685
                                                                                             -------------
                     Total expenses before waiver .......................................          413,493
                     Waiver of expenses .................................................         (157,902)
                                                                                             -------------
                     Total expenses after waiver ........................................                            255,591
                                                                                                               -------------
                     Investment income--net .............................................                            316,401
                                                                                                               -------------
----------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ..................................                              2,190
Unrealized           Change in unrealized appreciation on investments--net ..............                                670
Gain on                                                                                                        -------------
Investments--Net:    Total realized and unrealized gain on investments--net .............                              2,860
                                                                                                               -------------
                     Net Increase in Net Assets Resulting from Operations ...............                      $     319,261
                                                                                                               =============
----------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                              For the Six         For the
                                                                                             Months Ended       Year Ended
Increase (Decrease) in Net Assets:                                                           May 31, 2003      Nov. 30, 2002
----------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .............................................    $     316,401     $     812,447
                     Realized gain on investments--net ..................................            2,190            10,250
                     Change in unrealized appreciation on investments--net ..............              670           (36,879)
                                                                                             -------------     -------------
                     Net increase in net assets resulting from operations ...............          319,261           785,818
                                                                                             -------------     -------------
----------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net .............................................         (316,401)         (812,447)
Distributions to     Realized gain on investments--net ..................................           (2,190)          (10,250)
Shareholders:                                                                                -------------     -------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders ......................................         (318,591)         (822,697)
                                                                                             -------------     -------------
----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net proceeds from sale of shares ...................................       90,558,255       163,760,945
Transactions:        Value of shares issued to shareholders in reinvestment
                     of dividends and distributions .....................................          318,574           822,686
                                                                                             -------------     -------------
                                                                                                90,876,829       164,583,631
                     Cost of shares redeemed ............................................      (87,448,647)     (145,039,195)
                                                                                             -------------     -------------
                     Net increase in net assets derived from beneficial interest
                     transactions .......................................................        3,428,182        19,544,436
                                                                                             -------------     -------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets .......................................        3,428,852        19,507,557
                     Beginning of period ................................................       78,942,608        59,435,051
                                                                                             -------------     -------------
                     End of period ......................................................    $  82,371,460     $  78,942,608
                                                                                             =============     =============
----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios have been derived      For the Six
from information provided in the financial statements.         Months Ended       For the Year Ended November 30,
                                                                  May 31,    -----------------------------------------
Increase (Decrease) in Net Asset Value:                            2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...    $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
Operating                                                        --------    --------   --------   --------   --------
Performance:         Investment income--net .................       .0035       .0118      .0336      .0469      .0386
                     Realized and unrealized gain (loss) on
                     investments--net .......................       .0000+     (.0004)     .0023      .0005     (.0002)
                                                                 --------    --------   --------   --------   --------
                     Total from investment operations .......       .0035       .0114      .0359      .0474      .0384
                                                                 --------    --------   --------   --------   --------
                     Less dividends and distributions:
                       Investment income--net ...............      (.0035)     (.0118)    (.0336)    (.0469)    (.0386)
                       Realized gain on investments--net ....      (.0000)+    (.0001)    (.0011)    (.0001)    (.0002)
                                                                 --------    --------   --------   --------   --------
                     Total dividends and distributions ......      (.0035)     (.0119)    (.0347)    (.0470)    (.0388)
                                                                 --------    --------   --------   --------   --------
                     Net asset value, end of period .........    $   1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                                 ========    ========   ========   ========   ========
                     Total investment return** ..............         .69%*      1.20%      3.75%      4.80%      3.93%
                                                                 ========    ========   ========   ========   ========
----------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of waiver ................         .57%*       .66%       .80%      1.08%       .83%
Net Assets:                                                      ========    ========   ========   ========   ========
                     Expenses ...............................         .92%*      1.01%      1.15%      1.43%      1.18%
                                                                 ========    ========   ========   ========   ========
                     Investment income and realized gain on
                     investments--net .......................         .71%*      1.20%      3.65%      4.68%      3.90%
                                                                 ========    ========   ========   ========   ========
----------------------------------------------------------------------------------------------------------------------
Supplemental Data:   Net assets, end of period (in thousands)    $ 82,371    $ 78,943   $ 59,435   $ 34,264   $ 42,241
                                                                 ========    ========   ========   ========   ========
----------------------------------------------------------------------------------------------------------------------

*     Annualized.
** The Fund's Investment Adviser waived a portion of its management fee. Without such a waiver, the Fund's performance would have been lower.
+     Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one days to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of variable rate securities is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund.

For the six months ended May 31, 2003, MLIM earned fees of $225,575, of which $157,902 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. This fee is to compensate FAMD for the services it provides and the expenses

Merrill Lynch U.S. Treasury Money Fund                              May 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

borne by FAMD under the Distribution Agreement. As authorized by the Plan, FAMD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion and marketing of the shares of the Fund. For the six months ended May 31, 2003, FAMD earned $56,200 under the Plan, all of which was paid to MLPF&S pursuant to the agreement.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended May 31, 2003, the Fund reimbursed MLIM $1,080 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Donald W. Burton, Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Cindy V. Macaulay, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #13966--5/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state. N/A

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch U.S. Treasury Money Fund


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch U.S. Treasury Money Fund

        Date: July 23, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch U.S. Treasury Money Fund

        Date: July 23, 2003


        By: /s/ Donald C. Burke
            -------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch U.S. Treasury Money Fund

        Date: July 23, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.